LONG TERM INVESTMENTS (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	$ 934
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(23)
Fair Value Adjustments For The Period	132
Fair Value Of Long Term Investments, Ending Balance	1,043
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	782
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	20
Fair Value Adjustments For The Period	(141)
Fair Value Of Long Term Investments, Ending Balance	903
Endurance Gold Corp. Common Shares
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	81
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(1)
Fair Value Adjustments For The Period	(18)
Fair Value Of Long Term Investments, Ending Balance	62
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	71
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(2)
Fair Value Adjustments For The Period	9
Fair Value Of Long Term Investments, Ending Balance	$ 78